5. Bank Premises and Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 10,575,514	$ 10,555,868
Land and land improvements	2,650,671	2,586,373
Furniture and equipment	6,848,263	6,460,625
Leasehold improvements	1,161,073	1,155,284
Finance lease	588,347	991,014
Operating lease	1,490,779	0
Other prepaid assets	159,914	55,406
Bank premises and equipment, gross	23,474,561	21,804,570
Less accumulated depreciation and amortization	(12,515,158)	(12,091,115)
Bank premises and equipment, net	$ 10,959,403	$ 9,713,455